BUSINESS ACQUISITION - Transaction non-controlling interest (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ARS ($)	Jul. 17, 2024 ARS ($)	Jul. 17, 2024 USD ($)
Naperville Investments LLC
Disclosure of detailed information about business combination [line items]
Percentage of direct/indirect interest in capital stock and votes	100.00%
Saturn Holding LLC
Disclosure of detailed information about business combination [line items]
Percentage of direct/indirect interest in capital stock and votes	100.00%
Televisin Dirigida
Disclosure of detailed information about business combination [line items]
Percentage of consideration paid for business combination transaction	100.00%
Televisin Dirigida | Naperville Investments LLC
Disclosure of detailed information about business combination [line items]
Percentage of direct/indirect interest in capital stock and votes	100.00%
Televisin Dirigida | Saturn Holding LLC
Disclosure of detailed information about business combination [line items]
Percentage of direct/indirect interest in capital stock and votes	100.00%
Televisin Dirigida | Manda S.A
Disclosure of detailed information about business combination [line items]
Percentage of direct/indirect interest in capital stock and votes	100.00%
Televisin Dirigida | RISSAU
Disclosure of detailed information about business combination [line items]
Premium for call option		$ 1.2
Percentage of direct/indirect interest in capital stock and votes	100.00%
Televisin Dirigida | Naperville Investments LLC
Disclosure of detailed information about business combination [line items]
Percentage of interest on stake		49.00%	49.00%
Total consideration			$ 15.8
Televisin Dirigida | Saturn Holding LLC
Disclosure of detailed information about business combination [line items]
Percentage of interest on stake		100.00%	100.00%
Total consideration		$ 9.8
Televisin Dirigida | Naperville and Saturn
Disclosure of detailed information about business combination [line items]
Total consideration	$ 32,080.0
Adjustment to the non-controlling interest	$ 3,035.0